Vehicles and Equipment on Operating Leases	12 Months Ended
Mar. 31, 2015
Vehicles and Equipment on Operating Leases

9. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2014	2015
Vehicles	3,674,969	5,169,524
Equipment	129,029	163,195
Less - Deferred income and other	(94,438)	(132,733)

	3,709,560	5,199,986
Less - Accumulated depreciation	(808,764)	(1,080,936)
Less - Allowance for credit losses	(7,220)	(9,366)

Vehicles and equipment on operating leases, net	2,893,576	4,109,684

Rental income from vehicles and equipment on operating leases was ¥476,935 million, ¥586,983 million and ¥726,515 million for the years ended March 31, 2013, 2014 and 2015, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2016	728,864
2017	461,905
2018	200,318
2019	50,092
2020	11,587
Thereafter	1,633

Total minimum future rentals	1,454,399

The future minimum rentals as shown above should not be considered indicative of future cash collections.